UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

ITEM 1. REPORTS TO SHAREHOLDERS.

John Hancock

Regional Bank Fund

Semiannual report 4/30/15

A message to shareholders

Dear fellow shareholder,

U.S. economic growth continued, despite recent weakness caused largely by the harsh winter weather. The market expansion that began in 2009 so far remains intact. Positive economic and business news has translated into good news for U.S. investors, with continued solid results for a range of U.S. equity indexes in recent months. Many fixed-income indexes have also seen positive returns in this environment.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. Central banks across Europe and Asia have announced dramatic monetary policy measures to promote economic activity—similar to the monetary policy activity of the U.S. Federal Reserve in recent years. As was the case in the United States beginning in 2009, many international markets have rallied in advance of sustained economic progress. China's stock market in particular has delivered extraordinary gains. In fact, our network of asset managers and research firms believes that government and central bank stimulus may prove to be the biggest driver of international market returns in 2015.

While maintaining adequate portfolio diversification is vital in any market environment, we believe it is especially important today given the unprecedented central bank interventions of the past few years and the very real geopolitical risk around the world. The uncertainty of today's global financial markets is one of the reasons we at John Hancock Investments believe it is important for long-term portfolios to have exposure to a diverse range of investments. Now may be a good time to discuss the resilience of your portfolio with your financial advisor.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
22	Notes to financial statements
28	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/15 (%)

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Bank stocks posted gains

Banking stocks produced positive returns, although gains were limited by uncertainty around economic growth and interest rates.

Fund underperformed its benchmark, Morningstar peer group

The fund had a positive absolute return, but underperformed its benchmark index and Morningstar peer group.

Fund was underweight in large commercial banks

The fund remained underweight in four large commercial banks that make up approximately two-thirds of its benchmark index.

PORTFOLIO COMPOSITION AS OF 4/30/15 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lisa A. Welch, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lisa A. Welch
Portfolio Manager
John Hancock Asset Management

How was the market environment for banking companies during the six months ended April 30, 2015?

Bank stocks had positive returns, but uncertainty around the strength of the U.S. economy and the timing of interest-rate increases meant these shares generally underperformed the broader market. Extreme winter weather conditions, strikes at some of the nation's West Coast ports, and weak global growth all weighed on economically sensitive bank stocks, but prospects began to look brighter by the end of the period thanks to a healthy job market, better housing data, and a stronger U.S. dollar, which were positives for consumers. In addition, one of the key areas of concern for investors had been the uncertain state of economic growth in the eurozone and Japan, which called into question the sustainability of the U.S. recovery. But investors were encouraged by the responses of both the European Central Bank (ECB) and Bank of Japan, which continued implementing monetary policy actions in an effort to stimulate stronger growth in those economies.

These changing views on U.S. economic growth were important for the interest-rate outlook, as the U.S. Federal Reserve (Fed) made it clear that the timing and magnitude of rate increases were dependent upon prevailing economic conditions. Banks generally benefit from higher interest rates and improving economic activity, so these stocks saw their performance vary along with the prospects for growth and rates.

How did the fund perform in that environment?

The fund managed a positive return but underperformed its benchmark, the S&P Composite 1500 Banks Index. Among contributors to performance were lenders in economically stronger regions, such as Silicon Valley and Florida, among others, while the leading detractors from performance were banks with exposure to the troubled energy sector. The fund's stakes in many large money center banks generally produced positive returns in line with the benchmark.

4

"The fund's stake in many large money center banks generally produced positive returns in line with the benchmark."

You mentioned that many of the detractors were banks doing business in oil- and gas-rich regions. Can you give some examples?

Many of the leading detractors from performance were lenders with exposure to Texas and Louisiana—economies with an outsized dependence on the extraction, processing, and transportation of oil and gas. These banks suffered from worries about the potential of slower loan growth and credit weakness as a result of the decline in energy prices. Good examples of banks that fit this description were Hancock Holding Company, Cullen/Frost Bankers, Inc., Green Bancorp, Inc., and Zions Bancorporation.

Can you give some examples of stocks that contributed to performance?

SVB Financial Group was a leading contributor, benefiting from the strong economic performance of California's Silicon Valley and the information technology sector in general. The bank issued two solid earnings reports during the period, beating analysts' profit estimates thanks to strong loan growth and significant fee income. In addition, bank management raised expectations for loan growth prospects for the remainder of the year.

Another notable contributor was a long-held stake in Michigan-based Talmer Bancorp, Inc., an institution that has grown by buying failed lenders in the wake of the financial crisis. Talmer has performed well since going public in early 2014, and has benefited from stronger economic activity in the Midwestern region. Other examples of contributors were Florida-based FCB Financial

SECTOR COMPOSITION AS OF 4/30/15 (%)

5

"Many of the leading detractors from performance were lenders with exposure to Texas and Louisiana—economies with an outsized dependence on the extraction, processing, and transportation of oil and gas."
Holdings, Inc. and East West Bancorp, Inc., which is based in economically diverse Southern California. Both companies had stronger-than-expected earnings.

Can you talk about how the big money center banks affected performance?

The benchmark is dominated by four large commercial banks: Wells Fargo & Company, JPMorgan Chase & Co., Bank of America Corp., and Citigroup, Inc. Together they make up about two-thirds of the index and, as a result, the portfolio will typically be underweight in these names relative to the index. In the last six months, JPMorgan and Wells Fargo both did well in absolute terms and outperformed the benchmark, so while the fund had exposure to both of these stocks, the underweight position meant these two securities detracted from relative results. Bank of America and Citigroup both declined outright, so relatively low exposure to these names benefited performance compared with the benchmark.

What changes did you make during the period?

We reduced or eliminated stakes in a number of small- and mid-cap banks that approached our price target. Good examples were the fund's stakes in Tennessee-based First Horizon National Corp. and West Virginia-based Wesbanco, Inc., both of which performed well the last several years. In

TOP 10 HOLDINGS AS OF 4/30/15 (%)

JPMorgan Chase & Co.	3.5
The PNC Financial Services Group, Inc.	3.3
Wells Fargo & Company	3.3
U.S. Bancorp	3.2
SunTrust Banks, Inc.	3.1
Talmer Bancorp, Inc., Class A	3.0
Bank of America Corp.	2.9
BB&T Corp.	2.8
SVB Financial Group	2.8
Independent Bank Corp. (MA)	2.7
TOTAL	30.6
As a percentage of net assets.
Cash and cash equivalents are not included.

6

addition, we sold the fund's position in Square 1 Financial, Inc. after it gained on an announced takeover by PacWest Bancorp.

How was the fund positioned at the end of the period?

We remain positive on banking stocks, primarily as a result of their attractive valuations at a time when economic growth is improving. Banks benefit from better growth because they typically experience fewer losses on loans. In addition, continued economic improvement would allow the Fed to begin to raise interest rates, which benefit banks' margins. Improving business conditions and compelling valuations suggest a continuation of the merger-and-acquisition activity we've seen in recent years. This is another potentially important support for bank stocks going forward.

MANAGED BY

Lisa A. Welch On the fund since 1998 Investing since 1986
Susan A. Curry On the fund since 2004 Investing since 1993

The views expressed in this report are exclusively those of Lisa A. Welch, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	4.38	8.77	3.75	-3.09	52.24	44.45
Class B	4.17	8.84	3.68	-3.01	52.76	43.59
Class C	8.15	9.13	3.55	0.77	54.77	41.75
Index 1†	10.96	9.65	-1.48	2.42	58.50	-13.85
Index 2†	12.98	14.33	8.32	4.40	95.31	122.39

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	1.29	1.99	1.99
Net (%)	1.29	1.99	1.99

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B1	4-30-05	14,359	14,359	8,615	22,239
Class C1	4-30-05	14,175	14,175	8,615	22,239

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

1	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2014, with the same investment held until April 30, 2015.

	Account value on 11-1-2014	Ending value on 4-30-2015	Expenses paid during period ended 4-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.10	$6.31	1.26%
Class B	1,000.00	1,017.20	9.80	1.96%
Class C	1,000.00	1,017.10	9.80	1.96%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2014, with the same investment held until April 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2014	Ending value on 4-30-2015	Expenses paid during period ended 4-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.50	$6.31	1.26%
Class B	1,000.00	1,015.10	9.79	1.96%
Class C	1,000.00	1,015.10	9.79	1.96%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 4-30-15 (unaudited)
	Shares	Value
Common stocks 95.1%		$694,705,396
(Cost $326,752,526)
Financials 95.1%		694,705,396
Banks 86.6%
1st Century Bancshares, Inc. (I)	51,640	335,659
1st Source Corp.	123,427	3,841,048
Access National Corp.	68,218	1,289,320
American Business Bank (I)	49,929	1,427,969
Ameris Bancorp	531,245	13,239,607
Anchor Bancorp, Inc. (I)(V)	161,584	3,530,610
Avenue Financial Holdings, Inc. (I)	237,195	2,810,761
Bank of America Corp.	1,315,944	20,962,988
Bank of Marin Bancorp	28,151	1,419,373
Bankwell Financial Group, Inc. (I)	102,591	1,959,488
Bar Harbor Bankshares	142,962	5,033,692
BB&T Corp.	531,488	20,350,676
Berkshire Hills Bancorp, Inc.	376,293	10,539,967
Bryn Mawr Bank Corp.	374,207	11,259,889
BSB Bancorp, Inc. (I)	234,047	4,947,754
Chemical Financial Corp.	153,665	4,748,249
City Holding Company	63,682	2,927,462
CoBiz Financial, Inc.	93,688	1,125,193
Comerica, Inc.	161,488	7,656,146
Commerce Bancshares, Inc.	161,686	6,905,609
ConnectOne Bancorp, Inc.	86,421	1,661,012
County Bancorp, Inc.	72,374	1,441,690
CU Bancorp (I)	161,924	3,355,065
Cullen/Frost Bankers, Inc.	267,441	19,507,147
East West Bancorp, Inc.	177,694	7,212,599
Eastern Virginia Bankshares, Inc.	264,358	1,665,455
Evans Bancorp, Inc.	126,399	3,084,136
FCB Financial Holdings, Inc., Class A (I)	365,530	9,781,583
Fifth Third Bancorp	185,896	3,717,920
First Business Financial Services, Inc.	83,333	3,784,985
First Citizens BancShares, Inc., Class A	24,641	5,922,218
First Community Corp.	223,000	2,727,290
First Connecticut Bancorp, Inc.	272,691	4,030,373
First Financial Bancorp	188,393	3,251,663
First Merchants Corp.	290,797	6,563,288
First Security Group, Inc. (I)	1,767,811	4,242,746
Flushing Financial Corp.	229,318	4,393,733
FNB Corp.	1,257,349	16,685,021

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Glacier Bancorp, Inc.	479,044	$12,618,019
Great Western Bancorp, Inc.	136,629	2,988,076
Green Bancorp, Inc. (I)	107,683	1,286,812
Hancock Holding Company	452,468	13,171,343
Heritage Commerce Corp.	694,293	6,186,151
Heritage Financial Corp.	250,986	4,241,663
Heritage Oaks Bancorp	1,064,426	8,483,475
Independent Bank Corp. (MA)	470,046	19,610,319
Independent Bank Corp. (MI)	175,548	2,324,256
John Marshall Bank (I)	43,062	760,044
JPMorgan Chase & Co.	409,216	25,887,004
KeyCorp	884,214	12,776,892
M&T Bank Corp.	158,093	18,918,989
MainSource Financial Group, Inc.	31,273	602,005
MB Financial, Inc.	519,740	15,659,766
Merchants Bancshares, Inc.	36,022	1,061,208
Monarch Financial Holdings, Inc.	223,406	2,736,724
National Commerce Corp. (I)	64,308	1,411,561
NewBridge Bancorp	350,132	2,818,563
Northrim BanCorp, Inc.	52,551	1,309,571
Old Second Bancorp, Inc. (I)	307,637	1,810,444
Pacific Continental Corp.	310,578	4,006,456
Park Sterling Corp.	1,253,960	8,401,532
Peoples Bancorp, Inc.	158,385	3,672,948
Renasant Corp.	55,489	1,648,578
Sandy Spring Bancorp, Inc.	163,933	4,272,094
Shore Bancshares, Inc. (I)	237,561	2,187,937
Sierra Bancorp	240,784	3,944,042
Southern First Bancshares, Inc. (I)	192,366	3,462,588
Southwest Bancorp, Inc.	251,318	4,330,209
State Bank Financial Corp.	220,707	4,416,347
Suffolk Bancorp	220,756	5,289,314
Sun Bancorp, Inc. (I)	202,076	3,825,299
SunTrust Banks, Inc.	549,251	22,793,917
SVB Financial Group (I)	153,242	20,344,408
Talmer Bancorp, Inc., Class A	1,431,920	22,022,930
The Community Financial Corp.	83,196	1,726,317
The PNC Financial Services Group, Inc.	266,402	24,437,055
TriCo Bancshares	368,185	8,586,074
Trustmark Corp.	87,729	2,087,950
U.S. Bancorp	540,152	23,156,316
Union Bankshares Corp.	350,939	7,636,433
Washington Trust Bancorp, Inc.	218,645	8,094,238

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	432,472	$23,829,207
WesBanco, Inc.	107,816	3,397,282
Westbury Bancorp, Inc. (I)	131,497	2,269,638
Xenith Bankshares, Inc. (I)	345,799	2,060,962
Yadkin Financial Corp. (I)	432,828	8,518,055
Zions Bancorporation	563,001	15,952,633
Thrifts and mortgage finance 8.5%
Anchor Bancorp Wisconsin, Inc. (I)	219,165	7,925,006
Bank Mutual Corp.	210,494	1,513,452
Cheviot Financial Corp.	186,896	2,840,819
First Defiance Financial Corp.	208,284	7,289,940
Heritage Financial Group, Inc.	215,508	5,926,470
HomeStreet, Inc. (I)	383,072	7,921,929
Hudson City Bancorp, Inc.	381,306	3,546,146
Provident Financial Holdings, Inc.	141,141	2,335,884
River Valley Bancorp	70,474	1,687,852
Southern Missouri Bancorp, Inc.	187,320	3,534,728
United Community Financial Corp.	1,031,536	5,559,979
United Financial Bancorp, Inc.	153,813	1,961,116
WSFS Financial Corp.	144,570	10,289,047
Preferred securities 0.4%		$2,732,167
(Cost $2,731,250)
Financials 0.4%		2,732,167
Thrifts and mortgage finance 0.4%
Flagstar Bancorp, Inc., 9.000% (I)	2,500	2,732,167
Warrants 2.0%		$14,850,294
(Cost $8,115,956)
Financials 2.0%		14,850,294
Banks 2.0%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	98,494	2,335,955
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,721,817	1,272,423
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	285,756	5,157,896
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	301,694	4,695,662
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,310	261,698
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	34,349	862,847
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	58,798	8,826
Thrifts and mortgage finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	48,569	254,987

14SEE NOTES TO FINANCIAL STATEMENTS

	Par value	Value
Short-term investments 2.6%		$18,647,000
(Cost $18,647,000)
Repurchase agreement 2.6%		18,647,000
Barclays Tri-Party Repurchase Agreement dated 4-30-15 at 0.080% to be repurchased at $18,196,040 on 5-1-15, collateralized by $15,118,200 U.S. Treasury Inflation Indexed Notes, 1.875% due 7-15-15 (valued at $18,559,962, including interest)	18,196,000	18,196,000
Repurchase Agreement with State Street Corp. dated 4-30-15 at 0.000% to be repurchased at $451,000 on 5-1-15, collateralized by $390,000 U.S. Treasury Bonds, 3.625% due 8-15-43 (valued at $460,688, including interest)	451,000	451,000
Total investments (Cost $356,246,732)† 100.1%		$730,934,857
Other assets and liabilities, net (0.1%)		($487,381)
Total net assets 100.0%		$730,447,476

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $358,267,341. Net unrealized appreciation aggregated $372,667,516, of which $373,553,522 related to appreciated investment securities and $886,006 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $354,630,892)	$727,404,247
Investments in affiliated issuers, at value (Cost $1,615,840)	3,530,610
Total investments, at value (Cost $356,246,732)	730,934,857
Cash	806
Receivable for investments sold	774,679
Receivable for fund shares sold	741,348
Dividends and interest receivable	348,866
Other receivables and prepaid expenses	1,544,542
Total assets	734,345,098
Liabilities
Payable for investments purchased	1,029,383
Payable for fund shares repurchased	632,916
Payable to affiliates
Accounting and legal services fees	1,251
Transfer agent fees	151,762
Distribution and service fees	462,042
Trustees' fees	835
Other liabilities and accrued expenses	1,619,433
Total liabilities	3,897,622
Net assets	$730,447,476
Net assets consist of
Paid-in capital	$337,290,867
Accumulated distributions in excess of net investment income	(126,645)
Accumulated net realized gain (loss) on investments	18,595,129
Net unrealized appreciation (depreciation) on investments	374,688,125
Net assets	$730,447,476

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($650,039,168 ÷ 35,016,760 shares)[1]	$18.56
Class B ($14,438,935 ÷ 814,902 shares)[1]	$17.72
Class C ($65,969,373 ÷ 3,716,933 shares)[1]	$17.75
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.54

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the six months ended 4-30-15 (unaudited)

Investment income
Dividends	$6,660,145
Interest	5,211
Total investment income	6,665,356
Expenses
Investment management fees	2,867,373
Distribution and service fees	1,375,973
Accounting and legal services fees	48,031
Transfer agent fees	437,755
Trustees' fees	9,183
State registration fees	28,059
Printing and postage	49,582
Professional fees	32,533
Custodian fees	45,542
Registration and filing fees	11,612
Other	10,536
Total expenses	4,916,179
Less expense reductions	(27,921)
Net expenses	4,888,258
Net investment income	1,777,098
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	20,616,895
20,616,895
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(9,455,423)
Investments in affiliated issuers	193,900
(9,261,523)
Net realized and unrealized gain	11,355,372
Increase in net assets from operations	$13,132,470

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-15	Year ended 10-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,777,098	$3,148,435
Net realized gain	20,616,895	53,445,525
Change in net unrealized appreciation (depreciation)	(9,261,523)	38,974,480
Increase in net assets resulting from operations	13,132,470	95,568,440
Distributions to shareholders
From net investment income
Class A	(2,000,099)	(3,015,206)
Class B	(245)	—
Class C	(1,007)	—
From net realized gain
Class A	(44,960,831)	(44,744,239)
Class B	(1,099,593)	(1,218,136)
Class C	(4,521,825)	(3,550,895)
Total distributions	(52,583,600)	(52,528,476)
From fund share transactions	25,765,567	(977,683)
Total increase (decrease)	(13,685,563)	42,062,281
Net assets
Beginning of period	744,133,039	702,070,758
End of period	$730,447,476	$744,133,039
Undistributed (accumulated distributions in excess of) net investment income	($126,645)	$97,608

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$19.58		$18.36	$14.70	$12.56	$13.95	$13.05
Net investment income[2]	0.05		0.09	0.09	0.07	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.29		2.39	4.37	2.92	(0.27)	0.91
Total from investment operations	0.34		2.48	4.46	2.99	(0.21)	0.95
Less distributions
From net investment income	(0.06)		(0.08)	(0.09)	(0.07)	(0.05)	(0.05)
From net realized gain	(1.30)		(1.18)	(0.71)	(0.78)	(1.13)	—
Total distributions	(1.36)		(1.26)	(0.80)	(0.85)	(1.18)	(0.05)
Net asset value, end of period	$18.56		$19.58	$18.36	$14.70	$12.56	$13.95
Total return (%)[3,4]	2.01	[5]	14.14	31.99	25.62	(2.37)	7.26
Ratios and supplemental data
Net assets, end of period (in millions)	$650		$663	$632	$547	$457	$559
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	[6]	1.29	1.33	1.38	1.36	1.38
Expenses including reductions	1.26	[6]	1.28	1.32	1.38	1.36	1.38
Net investment income	0.56	[6]	0.48	0.57	0.52	0.40	0.30
Portfolio turnover (%)	4		16	12	11	16	24

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Class B Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$18.75		$17.68	$14.21	$12.18	$13.62	$12.79
Net investment loss[2]	(0.01)		(0.04)	(0.02)	(0.03)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.28		2.29	4.21	2.84	(0.26)	0.89
Total from investment operations	0.27		2.25	4.19	2.81	(0.30)	0.83
Less distributions
From net investment income	—	[3]	—	(0.01)	— [3]	(0.01)	—	[3]
From net realized gain	(1.30)		(1.18)	(0.71)	(0.78)	(1.13)	—
Total distributions	(1.30)		(1.18)	(0.72)	(0.78)	(1.14)	—	[3]
Net asset value, end of period	$17.72		$18.75	$17.68	$14.21	$12.18	$13.62
Total return (%)[4,5]	1.72	[6]	13.30	31.05	24.85	(3.16)	6.52
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$16	$19	$18	$19	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97	[7]	1.98	2.03	2.08	2.06	2.09
Expenses including reductions	1.96	[7]	1.98	2.02	2.08	2.06	2.08
Net investment loss	(0.12	) [7]	(0.21)	(0.12)	(0.19)	(0.30)	(0.40)
Portfolio turnover (%)	4		16	12	11	16	24

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$18.78		$17.70	$14.23	$12.20	$13.63	$12.80
Net investment loss[2]	(0.01)		(0.04)	(0.02)	(0.03)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.28		2.30	4.21	2.84	(0.25)	0.89
Total from investment operations	0.27		2.26	4.19	2.81	(0.29)	0.83
Less distributions
From net investment income	—	[3]	—	(0.01)	— [3]	(0.01)	—	[3]
From net realized gain	(1.30)		(1.18)	(0.71)	(0.78)	(1.13)	—
Total distributions	(1.30)		(1.18)	(0.72)	(0.78)	(1.14)	—	[3]
Net asset value, end of period	$17.75		$18.78	$17.70	$14.23	$12.20	$13.63
Total return (%)[4,5]	1.71	[6]	13.35	31.00	24.81	(3.07)	6.51
Ratios and supplemental data
Net assets, end of period (in millions)	$66		$65	$51	$30	$27	$32
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97	[7]	1.99	2.02	2.08	2.06	2.08
Expenses including reductions	1.96	[7]	1.98	2.02	2.08	2.06	2.08
Net investment loss	(0.14	) [7]	(0.22)	(0.15)	(0.19)	(0.30)	(0.41)
Portfolio turnover (%)	4		16	12	11	16	24

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$632,373,028	$630,552,502	$1,820,526	—
Thrifts and mortgage finance	62,332,368	62,332,368	—	—

22

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	2,732,167	—	2,732,167	—
Warrants
Banks	14,595,307	7,563,690	7,031,617	—
Thrifts and mortgage finance	254,987	254,987	—	—
Short-term investments	18,647,000	—	18,647,000	—
Total investments in securities	$730,934,857	$700,703,547	$30,231,310	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2015 were $362. For the six months ended April 30, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution

23

and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500 million of the fund's average daily net assets; (b) 0.750% of the next $500 million of the fund's average daily net assets; (c) 0.735% of the next $1 billion of the fund's average daily net assets; and (d) 0.725% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

24

Prior to March 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceeded 1.30% of average net assets.

For the six months ended April 30, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$24,883
Class B	579
Class C	2,459
Total	$27,921

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2015 were equivalent to a net annual effective rate of 0.78% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 Fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $260,888 for the six months ended April 30, 2015. Of this amount, $41,350 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $211,392 was paid as sales commissions to broker-dealers and $8,146 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2015, CDSCs received by the Distributor amounted to $63, $4,674 and $6,524 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other

25

John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$977,955	$390,118
Class B	76,057	9,075
Class C	321,961	38,562
Total	1,375,973	437,755

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2015 and for the year ended October 31, 2014 were as follows:

		Six months ended 4-30-15		Year ended 10-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,801,812	$71,467,915	8,484,846	$160,716,709
Distributions reinvested	2,335,347	41,730,069	2,390,193	43,073,790
Repurchased	(4,982,020)	(90,930,173)	(11,453,382)	(211,552,231)
Net increase (decrease)	1,155,139	$22,267,811	(578,343)	($7,761,732)
Class B shares
Sold	10,276	$180,348	21,479	$379,171
Distributions reinvested	58,399	996,879	63,340	1,094,510
Repurchased	(128,086)	(2,268,766)	(258,386)	(4,598,245)
Net decrease	(59,411)	($1,091,539)	(173,567)	($3,124,564)
Class C shares
Sold	420,432	$7,449,064	998,446	$17,890,924
Distributions reinvested	198,379	3,392,275	149,103	2,579,487
Repurchased	(353,792)	(6,252,044)	(591,809)	(10,561,798)
Net increase	265,019	$4,589,295	555,740	$9,908,613
Total net increase (decrease)	1,360,747	$25,765,567	(196,170)	($977,683)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $28,904,530 and $56,511,603, respectively, for the six months ended April 30, 2015.

26

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended April 30, 2015, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Anchor Bancorp, Inc.	161,584	—	—	161,584	—	—	—	$3,530,610

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

28

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

INCOME FUNDS (continued)

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF230740	01SA 4/15 6/15

John Hancock

Small Cap Equity Fund

Semiannual report 4/30/15

A message to shareholders

Dear fellow shareholder,

U.S. economic growth continued, despite recent weakness caused largely by the harsh winter weather. The market expansion that began in 2009 so far remains intact. Positive economic and business news has translated into good news for U.S. investors, with continued solid results for a range of U.S. equity indexes in recent months. Many fixed-income indexes have also seen positive returns in this environment.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. Central banks across Europe and Asia have announced dramatic monetary policy measures to promote economic activity—similar to the monetary policy activity of the U.S. Federal Reserve in recent years. As was the case in the United States beginning in 2009, many international markets have rallied in advance of sustained economic progress. China's stock market in particular has delivered extraordinary gains. In fact, our network of asset managers and research firms believes that government and central bank stimulus may prove to be the biggest driver of international market returns in 2015.

While maintaining adequate portfolio diversification is vital in any market environment, we believe it is especially important today given the unprecedented central bank interventions of the past few years and the very real geopolitical risk around the world. The uncertainty of today's global financial markets is one of the reasons we at John Hancock Investments believe it is important for long-term portfolios to have exposure to a diverse range of investments. Now may be a good time to discuss the resilience of your portfolio with your financial advisor.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
30	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/15 (%)

The Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks advanced

The U.S. equity market rallied despite economic uncertainty and geopolitical turmoil; small-cap growth stocks were among the better performers.

Fund performance lagged

The fund generated a modestly positive return but trailed the return of its benchmark, the Russell 2000 Growth Index.

Technology and healthcare detracted

Stock selection in the information technology, healthcare, and consumer discretionary sectors detracted the most from relative results.

PORTFOLIO COMPOSITION AS OF 4/30/15 (%)

A note about risks

The stock prices of small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Thomas L. Holman, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Thomas L. Holman
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment over the past six months?

Small-cap growth stocks enjoyed strong returns for the six-month period. The Russell 2000 Growth Index, the fund's benchmark and a standard measure of small-cap growth stock performance, returned 7.25%. The rally in small-cap growth stocks was driven primarily by lower-quality stocks—companies that tend to be unprofitable, have high debt levels, generate low returns on investment, and/or experience greater stock price volatility. One of the measures we use to evaluate stocks is cash flow return on investment (CFROI), and within our investment universe, stocks in the lowest quintile for CFROI—which we typically avoid—generated the strongest returns for the six-month period.

How did the fund perform in this environment?

We invest the fund in high-quality companies that we believe have large market opportunities, compelling value propositions, sustainable competitive advantages, strong management teams, and an attractive risk/reward profile. Stocks with these characteristics were not rewarded during the reporting period as investors favored lower-quality stocks, creating a headwind for portfolio performance.

Stock selection also detracted from performance compared with the benchmark, particularly in the information technology, healthcare, and consumer discretionary sectors.

Can you give some examples?

One theme among the fund's most significant detractors was management turnover. As we mentioned previously, one of the characteristics we seek in our investments is a forward-thinking management team that is focused on making sound long-term business decisions, as opposed to managing for quarterly expectations. Adverse changes to top management can lead to poor execution and declining results.

One example related to management turnover during the past six months was HomeAway, Inc., which is the world's largest online vacation home rental company, based on the number of listings.

4

"The rally in small-cap growth stocks was driven primarily by lower-quality stocks ..."
The company has grown by acquisition and has property listings around the globe. In addition, the recent installation of a commission-based business model helped attract property management companies to its sites, leading to substantial growth in HomeAway's property listings. However, changes at the executive level and a failure to meet growth expectations led to concerns about the company's ability to successfully execute its business strategy. We subsequently chose to eliminate the stock from the portfolio.

Detractors from the consumer discretionary sector included Iconix Brand Group, Inc. and Lands' End, Inc. Iconix owns a variety of brands that the company licenses for use on apparel and other products, while Lands' End is a specialty apparel maker that derives the bulk of its revenues from online and catalog sales. Management shake-ups at both companies led to declines in the stocks and caused us to reevaluate our investment thesis for each stock. We ultimately decided to sell both stocks because of concerns about execution and the transition to new management.

Not all of the fund's detractors were the result of management shuffles. Two notable examples were footwear maker Deckers Outdoor Corp. and online marketing software company Marketo, Inc. Both companies fell short of earnings expectations during the reporting period, which put downward pressure on their stock prices. However, their earnings shortfalls were, in our view, due to factors that were temporary in nature and not because of some underlying fundamental problem. We believe the value proposition for each company remains intact, and we continue to have confidence in their long-term prospects.

SECTOR COMPOSITION AS OF 4/30/15 (%)

5

"One theme among the fund's most significant detractors was management turnover."

What holdings contributed positively to performance?

Although stock selection in the information technology and consumer discretionary sectors detracted overall from relative results, the fund's leading individual contributors also came from these two sectors. One of the top contributors was The Rubicon Project, Inc., which operates an automated marketplace for digital advertising. The company runs the second-largest real-time online advertising exchange, behind only Google, and collects a small fee for every transaction on the exchange. The Rubicon Project provides tools for customers on both sides of the exchange—data collection tools help advertisers identify target users and the optimal price to pay to reach those users, while content owners can gauge which advertisers are best suited for their sites and the ideal price to charge those advertisers. The stock rallied sharply during the six-month period, and we think The Rubicon Project has just begun to scratch the surface of the potential for its technology.

Another strong contributor to fund performance from the information technology sector was CoStar Group, Inc., which provides data and services to the commercial real estate industry. The company began building a database of office properties 25 years ago, and over time it expanded into the largest and most comprehensive source of commercial real estate information, giving the company a virtual monopoly. The database is used by property brokers, institutional investors, real estate investment trusts, and other commercial property investors. Most recently, CoStar acquired Apartments.com, which provided an opportunity to add the multifamily housing sector to the database. CoStar and its talented management team continued to deliver superior results.

TOP 10 HOLDINGS AS OF 4/30/15 (%)

Lithia Motors, Inc., Class A	2.5
Knoll, Inc.	2.4
Synchronoss Technologies, Inc.	2.4
Teledyne Technologies, Inc.	2.3
Align Technology, Inc.	2.3
Pool Corp.	2.2
Fleetmatics Group PLC	2.2
Kate Spade & Company	2.2
Team Health Holdings, Inc.	2.1
Natus Medical, Inc.	2.1
TOTAL	22.7
As a percentage of net assets.
Cash and cash equivalents are not included.

6

Auto dealership operator Lithia Motors, Inc. was also a major contributor to fund performance. Lithia owns auto dealerships primarily in rural areas, where they have limited competition and greater pricing power. The company reported strong results as demand for new vehicles remained robust. Lithia recently acquired an auto dealership group centered around major metropolitan areas, giving Lithia access to new markets. To date, the acquisition has been a success and contributed to the rally in Lithia's stock.

Have you made any meaningful changes to the fund's positioning?

We have remained focused on executing our investment strategy, with an emphasis on companies with substantial market opportunities for open-ended growth, favorable competitive landscapes, appealing value propositions, strong management teams, and an attractive risk/reward model. This approach typically leads us to sectors such as information technology, healthcare, consumer discretionary, and industrials—the four largest sector weightings in the portfolio as of the end of the reporting period. In contrast, the fund tends to be underweight the more cyclical sectors of the market, such as materials and energy.

MANAGED BY

Thomas L. Holman On the fund since 2012 Investing since 1993

The views expressed in this report are exclusively those of Thomas L. Holman, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	5.67	10.12	7.13	-3.32	61.90	99.06
Class B	5.40	10.21	7.07	-3.62	62.57	97.99
Class C	9.43	10.47	6.93	0.42	64.54	95.36
Class I1	11.53	11.66	8.22	1.90	73.57	120.35
Class R6[1,2]	11.68	11.83	8.27	1.97	74.90	121.43
Index†	14.65	14.94	10.41	7.25	100.60	169.26

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.23	1.93	1.93	0.91	0.82
Net (%)	1.23	1.93	1.93	0.91	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Growth Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-05	19,799	19,799	26,926
Class C3	4-30-05	19,536	19,536	26,926
Class I1	4-30-05	22,035	22,035	26,926
Class R6[1,2]	4-30-05	22,143	22,143	26,926

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Russell 2000 Growth Index is an unmanaged index of stocks in the Russell 2000 Index with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.
3	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2014, with the same investment held until April 30, 2015.

	Account value on 11-1-2014	Ending value on 4-30-2015	Expenses paid during period ended 4-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.60	$6.00	1.20%
Class B	1,000.00	1,013.80	9.49	1.90%
Class C	1,000.00	1,014.20	9.49	1.90%
Class I	1,000.00	1,019.00	4.41	0.88%
Class R6	1,000.00	1,019.70	3.91	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2014, with the same investment held until April 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2014	Ending value on 4-30-2015	Expenses paid during period ended 4-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.80	$6.01	1.20%
Class B	1,000.00	1,015.40	9.49	1.90%
Class C	1,000.00	1,015.40	9.49	1.90%
Class I	1,000.00	1,020.40	4.41	0.88%
Class R6	1,000.00	1,020.90	3.91	0.78%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 4-30-15 (unaudited)
	Shares	Value
Common stocks 95.6%		$398,536,415
(Cost $360,425,105)
Consumer discretionary 19.5%		81,483,139
Auto components 1.5%
Gentherm, Inc. (I)	121,291	6,395,674
Distributors 2.2%
Pool Corp.	143,239	9,294,779
Diversified consumer services 1.1%
Capella Education Company	88,004	4,754,856
Household durables 1.6%
Helen of Troy, Ltd. (I)	34,022	2,980,667
Universal Electronics, Inc. (I)	65,792	3,548,820
Internet and catalog retail 2.0%
EVINE Live, Inc. (I)	536,571	3,197,963
zulily, Inc., Class A (I)	401,656	5,006,642
Media 1.2%
Rentrak Corp. (I)	107,758	5,107,729
Specialty retail 6.0%
Lithia Motors, Inc., Class A	106,421	10,613,366
Restoration Hardware Holdings, Inc. (I)	89,782	7,736,515
Select Comfort Corp. (I)	217,174	6,693,303
Textiles, apparel and luxury goods 3.9%
Deckers Outdoor Corp. (I)	96,306	7,126,644
Kate Spade & Company (I)	276,030	9,026,181
Consumer staples 1.5%		6,134,273
Food and staples retailing 1.5%
United Natural Foods, Inc. (I)	90,932	6,134,273
Energy 3.4%		14,342,203
Energy equipment and services 1.8%
C&J Energy Services, Ltd. (I)	150,519	2,626,557
RigNet, Inc. (I)	130,147	4,875,307
Oil, gas and consumable fuels 1.6%
Diamondback Energy, Inc. (I)	52,397	4,326,420
Parsley Energy, Inc., Class A (I)	144,978	2,513,919
Financials 7.6%		31,715,948
Banks 3.4%
Glacier Bancorp, Inc.	193,122	5,086,833
MB Financial, Inc.	189,640	5,713,853
Renasant Corp.	112,937	3,355,358

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets 2.0%
Financial Engines, Inc.	152,066	$6,412,623
Virtu Financial, Inc., Class A (I)	99,924	2,137,374
Real estate investment trusts 2.2%
DiamondRock Hospitality Company	408,102	5,533,863
QTS Realty Trust, Inc., Class A	95,838	3,476,044
Health care 22.2%		92,710,518
Biotechnology 3.9%
Bluebird Bio, Inc. (I)	23,128	3,080,418
Celldex Therapeutics, Inc. (I)	109,011	2,616,264
Keryx Biopharmaceuticals, Inc. (I)(L)	212,778	2,268,213
MiMedx Group, Inc. (I)	237,205	2,229,727
NewLink Genetics Corp. (I)	53,143	2,370,178
OPKO Health, Inc. (I)	253,278	3,485,105
Health care equipment and supplies 10.1%
Align Technology, Inc. (I)	160,634	9,451,705
Globus Medical, Inc., Class A (I)	252,180	6,024,580
ICU Medical, Inc. (I)	50,902	4,294,602
Natus Medical, Inc. (I)	233,889	8,819,954
NxStage Medical, Inc. (I)	160,914	2,949,554
Vascular Solutions, Inc. (I)	111,718	3,581,679
Wright Medical Group, Inc. (I)	282,532	7,167,837
Health care providers and services 5.3%
Healthways, Inc. (I)	413,381	7,192,829
Team Health Holdings, Inc. (I)	150,247	8,950,214
The Providence Service Corp. (I)	142,879	6,075,215
Health care technology 1.9%
HealthStream, Inc. (I)	278,721	8,066,186
Pharmaceuticals 1.0%
Horizon Pharma PLC (I)	100,120	2,815,374
IGI Laboratories, Inc. (I)	250,174	1,270,884
Industrials 19.0%		79,024,715
Aerospace and defense 3.2%
HEICO Corp.	67,963	3,795,054
Teledyne Technologies, Inc. (I)	90,923	9,544,187
Building products 3.3%
AAON, Inc.	217,095	5,203,770
Apogee Enterprises, Inc.	163,868	8,622,734
Commercial services and supplies 2.4%
Knoll, Inc.	443,062	10,088,522

SEE NOTES TO FINANCIAL STATEMENTS13

		Shares	Value
Industrials (continued)
Electrical equipment 2.9%
	Acuity Brands, Inc.	34,750	$5,801,513
	Generac Holdings, Inc. (I)	143,685	5,990,228
Machinery 5.5%
	CLARCOR, Inc.	125,293	8,144,045
	Proto Labs, Inc. (I)	124,422	8,709,540
	Woodward, Inc.	129,459	6,091,046
Professional services 1.7%
	WageWorks, Inc. (I)	139,565	7,034,076
Information technology 18.9%			78,630,524
Electronic equipment, instruments and components 1.0%
	Cognex Corp. (I)	89,051	3,997,499
Internet software and services 6.0%
	CoStar Group, Inc. (I)	35,464	7,249,906
	Demandware, Inc. (I)	134,008	8,254,893
	Marketo, Inc. (I)	263,815	7,505,537
	Maxpoint Interactive, Inc (I)	281,239	2,072,731
Semiconductors and semiconductor equipment 1.6%
	Qorvo, Inc. (I)	98,467	6,489,960
Software 10.3%
	Aspen Technology, Inc. (I)	184,678	8,197,856
	Fleetmatics Group PLC (I)	203,102	9,257,389
	HubSpot, Inc. (I)	80,806	3,128,000
	SolarWinds, Inc. (I)	160,218	7,815,434
	Synchronoss Technologies, Inc. (I)	214,008	9,818,687
	The Rubicon Project, Inc. (I)	277,197	4,842,632
Materials 1.9%			7,831,065
Chemicals 1.9%
	PolyOne Corp.	136,069	5,313,494
	Quaker Chemical Corp.	30,252	2,517,571
Telecommunication services 1.6%			6,664,030
Wireless telecommunication services 1.6%
	RingCentral, Inc., Class A (I)	386,769	6,664,030
	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$2,191,952
(Cost $2,191,907)
John Hancock Collateral Trust (W)	0.1215(Y)	219,081	2,191,952

14SEE NOTES TO FINANCIAL STATEMENTS

	Par value	Value
Short-term investments 3.2%		$13,176,000
(Cost $13,176,000)
Repurchase agreement 3.2%		13,176,000
Barclays Tri-Party Repurchase Agreement dated 4-30-15 at 0.080% to be repurchased at $12,856,029 on 5-1-15, collateralized by $12,427,100 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-17 (valued at $13,113,192, including interest)	12,856,000	12,856,000
Repurchase Agreement with State Street Corp. dated 4-30-15 at 0.000% to be repurchased at $320,000 on 5-1-15, collateralized by $320,000 U.S. Treasury Notes, 2.250% due 4-30-21 (valued at $330,800, including interest)	320,000	320,000
Total investments (Cost $375,793,012)† 99.3%		$413,904,367
Other assets and liabilities, net 0.7%		$2,903,481
Total net assets 100.0%		$416,807,848

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-15.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $375,801,860. Net unrealized appreciation aggregated $38,102,507, of which $53,153,776 related to appreciated investment securities and $15,051,269 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $373,601,105) including $2,034,994 of securities loaned	$411,712,415
Investments in affiliated issuers, at value (Cost $2,191,907)	2,191,952
Total investments, at value (Cost $375,793,012)	413,904,367
Cash	40
Receivable for investments sold	9,105,594
Receivable for fund shares sold	120,627
Dividends and interest receivable	4,546
Receivable for securities lending income	14,412
Other receivables and prepaid expenses	38,684
Total assets	423,188,270
Liabilities
Payable for investments purchased	3,607,814
Payable for fund shares repurchased	352,291
Payable upon return of securities loaned	2,195,350
Payable to affiliates
Transfer agent fees	88,922
Distribution and service fees	47,340
Trustees' fees	561
Other liabilities and accrued expenses	88,144
Total liabilities	6,380,422
Net assets	$416,807,848
Net assets consist of
Paid-in capital	$390,979,937
Accumulated net investment loss	(5,534,689)
Accumulated net realized gain (loss) on investments	(6,748,755)
Net unrealized appreciation (depreciation) on investments	38,111,355
Net assets	$416,807,848

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($363,322,743 ÷ 10,474,546 shares)[1]	$34.69
Class B ($11,320,748 ÷ 367,670 shares)[1]	$30.79
Class C ($27,376,267 ÷ 888,695 shares)[1]	$30.81
Class I ($12,546,239 ÷ 338,502 shares)	$37.06
Class R6 ($2,241,851 ÷ 60,282 shares)	$37.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$36.52

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the six months ended 4-30-15 (unaudited)

Investment income
Dividends	$721,034
Securities lending	147,251
Interest	1,368
Less foreign taxes withheld	(1,216)
Total investment income	868,437
Expenses
Investment management fees	1,489,457
Distribution and service fees	757,372
Accounting and legal services fees	21,558
Transfer agent fees	252,803
Trustees' fees	5,456
State registration fees	42,685
Printing and postage	35,402
Professional fees	25,804
Custodian fees	29,318
Registration and filing fees	16,156
Other	7,385
Total expenses	2,683,396
Less expense reductions	(16,432)
Net expenses	2,666,964
Net investment loss	(1,798,527)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	30,255,461
Investments in affiliated issuers	(733)
30,254,728
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(21,086,969)
Investments in affiliated issuers	(158)
(21,087,127)
Net realized and unrealized gain	9,167,601
Increase in net assets from operations	$7,369,074

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-15	Year ended 10-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($1,798,527)	($4,309,308)
Net realized gain	30,254,728	61,497,217
Change in net unrealized appreciation (depreciation)	(21,087,127)	(57,533,617)
Increase (decrease) in net assets resulting from operations	7,369,074	(345,708)
From fund share transactions	(24,689,077)	(57,895,750)
Total decrease	(17,320,003)	(58,241,458)
Net assets
Beginning of period	434,127,851	492,369,309
End of period	$416,807,848	$434,127,851
Accumulated net investment loss	($5,534,689)	($3,736,162)

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$34.09		$33.99	$24.76	$22.63	$21.41	$16.27
Net investment loss[2]	(0.14)		(0.30)	(0.28)	(0.19)	(0.20)	(0.21)
Net realized and unrealized gain on investments	0.74		0.40	9.53	2.76	1.57	5.35
Total from investment operations	0.60		0.10	9.25	2.57	1.37	5.14
Less distributions
From net investment income	—		—	(0.02)	(0.44)	(0.15)	—
Net asset value, end of period	$34.69		$34.09	$33.99	$24.76	$22.63	$21.41
Total return (%)[3,4]	1.76	[6]	0.29	37.41	11.65	6.34 [5]	31.59
Ratios and supplemental data
Net assets, end of period (in millions)	$363		$377	$418	$336	$347	$361
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[7]	1.23	1.27	1.32	1.28	1.47
Expenses including reductions	1.20	[7]	1.22	1.26	1.32	1.28	1.47
Net investment loss	(0.79	) [7]	(0.88)	(1.00)	(0.79)	(0.80)	(1.11)
Portfolio turnover (%)	42		115	81	73	110	79 [8]

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS19

Class B Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$30.37		$30.49	$22.34	$20.46	$19.38	$14.83
Net investment loss[2]	(0.23)		(0.48)	(0.43)	(0.33)	(0.33)	(0.32)
Net realized and unrealized gain on investments	0.65		0.36	8.58	2.51	1.42	4.87
Total from investment operations	0.42		(0.12)	8.15	2.18	1.09	4.55
Less distributions
From net investment income	—		—	—	(0.30)	(0.01)	—
Net asset value, end of period	$30.79		$30.37	$30.49	$22.34	$20.46	$19.38
Total return (%)[3,4]	1.38	[6]	(0.39)	36.48	10.85	5.61 [5]	30.68
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$14	$20	$20	$24	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	[7]	1.93	1.97	2.02	1.98	2.20
Expenses including reductions	1.90	[7]	1.92	1.97	2.02	1.98	2.20
Net investment loss	(1.49	) [7]	(1.59)	(1.70)	(1.50)	(1.47)	(1.84)
Portfolio turnover (%)	42		115	81	73	110	79 [8]

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.

20SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$30.38		$30.51	$22.35	$20.47	$19.40	$14.84
Net investment loss[2]	(0.23)		(0.47)	(0.43)	(0.33)	(0.33)	(0.31)
Net realized and unrealized gain on investments	0.66		0.34	8.59	2.51	1.41	4.87
Total from investment operations	0.43		(0.13)	8.16	2.18	1.08	4.56
Less distributions
From net investment income	—		—	—	(0.30)	(0.01)	—
Net asset value, end of period	$30.81		$30.38	$30.51	$22.35	$20.47	$19.40
Total return (%)[3,4]	1.42	[5]	(0.43)	36.51	10.84	5.58 [6]	30.73
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$28	$30	$25	$26	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	[7]	1.93	1.97	2.02	1.98	2.17
Expenses including reductions	1.90	[7]	1.92	1.96	2.02	1.98	2.17
Net investment loss	(1.49	) [7]	(1.59)	(1.70)	(1.49)	(1.50)	(1.81)
Portfolio turnover (%)	42		115	81	73	110	79 [8]

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7	Annualized.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$36.37		$36.16	$26.29	$24.01	$22.71	$17.16
Net investment loss[2]	(0.09)		(0.20)	(0.19)	(0.10)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	0.78		0.41	10.13	2.92	1.69	5.66
Total from investment operations	0.69		0.21	9.94	2.82	1.56	5.55
Less distributions
From net investment income	—		—	(0.07)	(0.54)	(0.26)	—
Net asset value, end of period	$37.06		$36.37	$36.16	$26.29	$24.01	$22.71
Total return (%)[3]	1.90	[4]	0.58	37.93	12.08	6.80 [5]	32.34
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$13	$23	$17	$15	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[6]	0.91	0.91	0.92	0.87	0.90
Expenses including reductions	0.88	[6]	0.90	0.91	0.92	0.87	0.90
Net investment loss	(0.48	) [6]	(0.55)	(0.64)	(0.39)	(0.50)	(0.53)
Portfolio turnover (%)	42		115	81	73	110	79 [7]

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
6	Annualized.
7	Excludes merger activity.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$36.47		$36.21	$26.32	$24.01	$24.06
Net investment loss[3]	(0.07)		(0.17)	(0.17)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	0.79		0.43	10.14	2.92	(0.02)
Total from investment operations	0.72		0.26	9.97	2.84	(0.05)
Less distributions
From net investment income	—		—	(0.08)	(0.53)	—
Total distributions	—		—	(0.08)	(0.53)	—
Net asset value, end of period	$37.19		$36.47	$36.21	$26.32	$24.01
Total return (%)[4]	1.97	[5]	0.72	38.01	12.19	(0.21	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[7]	0.82	0.83	0.85	0.91	[7]
Expenses including reductions	0.78	[7]	0.79	0.82	0.85	0.89	[7]
Net investment loss	(0.37	) [7]	(0.49)	(0.56)	(0.31)	(0.74	) [7]
Portfolio turnover (%)	42		115	81	73	110	[8]

1	Six months ended 4-30-15. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Equity Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2015, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not

24

less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar

25

quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2015 were $306. For the six months ended April 30, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2014, the fund had a capital loss carryforward of $36,994,635 available to offset future net realized capital gains. This carryforward expires as follows: October 31, 2016 - $16,404,885 and October 31, 2017 - $20,589,750.

As of October 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and foreign currency transactions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

26

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis equal to the sum of: (a) 0.700% of the first $1 billion of the fund's average daily net assets and (b) 0.685% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 29, 2016, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at the time.

Prior to March 1, 2015, the Advisor had contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceeded 1.30% of average annual net assets attributable to Class B shares.

For the six months ended April 30, 2015 these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$14,163	Class I	$476
Class B	478	Class R6	252
Class C	1,063	Total	$16,432

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2015 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

27

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $62,295 for the six months ended April 30, 2015. Of this amount, $9,498 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $41,540 was paid as sales commissions to broker-dealers and $11,257 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2015, CDSCs received by the Distributor amounted to $1,483, $8,696 and $2,976 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$555,803	$222,012
Class B	62,655	7,475
Class C	138,914	16,653
Class I	—	6,498
Class R6	—	165
Total	$757,372	$252,803

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2015 and for the year ended October 31, 2014 were as follows:

28

		Six months ended 4-30-15		Year ended 10-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	268,621	$9,340,175	753,953	$25,624,932
Repurchased	(867,540)	(30,022,755)	(1,989,249)	(66,157,394)
Net decrease	(598,919)	($20,682,580)	(1,235,296)	($40,532,462)
Class B shares
Sold	5,868	$183,119	18,403	$577,715
Repurchased	(86,424)	(2,669,077)	(239,156)	(7,041,834)
Net decrease	(80,556)	($2,485,958)	(220,753)	($6,464,119)
Class C shares
Sold	33,083	$1,027,816	118,204	$3,651,537
Repurchased	(73,846)	(2,278,777)	(184,121)	(5,453,214)
Net decrease	(40,763)	($1,250,961)	(65,917)	($1,801,677)
Class I shares
Sold	35,070	$1,314,029	277,187	$10,015,591
Repurchased	(40,945)	(1,516,271)	(569,492)	(21,231,283)
Net decrease	(5,875)	($202,242)	(292,305)	($11,215,692)
Class R6 shares
Sold	416	$15,874	66,806	$2,451,311
Repurchased	(2,205)	(83,210)	(8,891)	(333,111)
Net increase (decrease)	(1,789)	($67,336)	57,915	$2,118,200
Total net decrease	(727,902)	($24,689,077)	(1,756,356)	($57,895,750)

Affiliates of the fund owned 7% of shares of beneficial interest of Class R6 on April 30, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $174,140,946 and $205,606,198, respectively, for the six months ended April 30, 2015.

.

29

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

30

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

INCOME FUNDS (continued)

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF230743	37SA 4/15 6/15

John Hancock

Financial Industries Fund

Semiannual report 4/30/15

A message to shareholders

Dear fellow shareholder,

U.S. economic growth continued, despite recent weakness caused largely by the harsh winter weather. The market expansion that began in 2009 so far remains intact. Positive economic and business news has translated into good news for U.S. investors, with continued solid results for a range of U.S. equity indexes in recent months. Many fixed-income indexes have also seen positive returns in this environment.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. Central banks across Europe and Asia have announced dramatic monetary policy measures to promote economic activity—similar to the monetary policy activity of the U.S. Federal Reserve in recent years. As was the case in the United States beginning in 2009, many international markets have rallied in advance of sustained economic progress. China's stock market in particular has delivered extraordinary gains. In fact, our network of asset managers and research firms believes that government and central bank stimulus may prove to be the biggest driver of international market returns in 2015.

While maintaining adequate portfolio diversification is vital in any market environment, we believe it is especially important today given the unprecedented central bank interventions of the past few years and the very real geopolitical risk around the world. The uncertainty of today's global financial markets is one of the reasons we at John Hancock Investments believe it is important for long-term portfolios to have exposure to a diverse range of investments. Now may be a good time to discuss the resilience of your portfolio with your financial advisor.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
24	Notes to financial statements
33	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/15 (%)

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Financial stocks posted gains

Financial stocks produced positive returns, although gains were limited by uncertainty around economic growth and interest rates.

Fund outperformed its benchmark

The fund had a positive absolute return and outperformed the benchmark thanks to selection and allocation decisions among capital market holdings.

European banks detracted

Some of the largest detractors from the fund's performance were lenders in Europe that had company-specific issues.

PORTFOLIO COMPOSITION AS OF 4/30/15 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a broader portfolio. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lisa A. Welch, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lisa A. Welch
Portfolio Manager
John Hancock Asset Management

How was the market environment for financial companies during the six months ended April 30, 2015?

Financial stocks had positive returns, but uncertainty around economic growth and the direction of interest rates meant these shares generally underperformed the broader market. Extreme winter weather conditions, strikes at some of the nation's West Coast ports, and mixed global growth all weighed on economically sensitive financial stocks. But prospects began to look brighter by the end of the period thanks to a continued improving job market and a stronger U.S. dollar, which were positives for consumers. In addition, one of the key areas of concern for investors had been the limited amount of economic growth in the eurozone and Japan, which could curtail the wobbly U.S. economic recovery. But investors were encouraged by the ongoing responses of both the European Central Bank (ECB) and Bank of Japan, which continued to use monetary policy in an effort to stimulate growth.

These changing views on growth were important for the interest-rate outlook, as the U.S. Federal Reserve (Fed) made it clear that the timing and magnitude of rate increases were dependent upon the prevailing economic conditions. Most financial stocks typically benefit from higher interest rates and improving economic activity, but bank stocks in particular saw their performance vary along with the prospects for growth and rates. As a result of this uncertainty, banks underperformed other financials. At the other end of the spectrum were real estate investment trusts (REITs), which benefited from low interest rates and investor demand for yield. As a result, REITs were among the best-performing financial industry segments for the six months. Meanwhile, European equities performed well as a result of ECB monetary policy and modest European growth. In those conditions, European banks experienced a slight upturn in loan demand and were able to take advantage of cheap funding.

How did the fund perform in that environment?

The fund produced a positive return and outperformed both its benchmark, the S&P 500 Financials Index, and the average return of its financial funds peer group as tracked by Morningstar, Inc. Performance benefited from security selection decisions among capital market holdings, while some of the leading detractors were certain European banks.

4

"The fund enjoyed positive contributions to absolute and relative results from a number of capital market holdings."

Can you give some examples of regional banks that contributed to performance?

SVB Financial Group was a leading contributor, benefiting from strong regional economic performance in the Silicon Valley and in the information technology sector in general. The bank produced two strong earnings reports during the period and beat analysts' profit estimates thanks to improving loan growth and fee income. In addition, the management's earnings guidance included a more optimistic outlook for loan growth. Another notable contributor was a long-held stake in Michigan-based Talmer Bancorp, Inc. This bank was established during the financial crisis and its strategy focuses on buying troubled lenders in the Midwest. Talmer has performed well since going public in 2014, as economic activity in the Midwest has dramatically improved.

What other types of stocks in the portfolio performed well?

The fund enjoyed positive contributions to absolute and relative results from a number of capital market holdings. The leading contributor for the six months was private equity firm The Blackstone Group LP, which reported strong earnings, successfully raised new funds, and realized gains on prior investments. The company remains attractive for its yield and good pipeline of maturing deals. Strong financial market performance and rising assets under management also benefited positions in AP Alternative Assets LP, The Carlyle Group LP, and KKR & Co., LP. Another notable contributor was electronic network company Visa, Inc.

SECTOR COMPOSITION AS OF 4/30/15 (%)

5

"Despite some positive news and ECB monetary actions, some of the largest detractors from performance were lenders in Europe that had company-specific issues."

You mentioned that the leading detractors were European banks. Can you provide some examples?

Despite some positive news and ECB monetary actions, some of the largest detractors from performance were lenders in Europe that had company-specific issues. This is true of Norwegian bank SpareBank 1 SR-Bank ASA. This bank is located on the west coast of Norway, a region whose economy has benefited from oil exploration. The stock sold off sharply with the decline of oil prices that began in October 2014. So far, the bank has not experienced any credit deterioration and loan growth remains solid. However, investors skeptical about the long-term impact on the region of lower energy prices have kept the stock price depressed. However, the region still has low-single-digit unemployment and housing prices have not declined.

Royal Bank of Scotland Group was the number one detractor from relative results for the period. The firm has made significant progress in its turnaround, divesting assets and capital-intensive businesses, while focusing on fixing its core business. However, the restructuring is taking longer than expected and has involved numerous charges against earnings. Despite the stock's recent struggles, the company's management team has an opportunity to streamline operations and improve profitability. What's more, the economy in the United Kingdom remains reasonably healthy.

TOP 10 HOLDINGS AS OF 4/30/15 (%)

Citigroup, Inc.	4.1
JPMorgan Chase & Co.	3.7
The Blackstone Group LP	3.7
U.S. Bancorp	3.7
Bank of America Corp.	3.1
Ameriprise Financial, Inc.	2.8
UniCredit SpA	2.7
American Capital, Ltd.	2.7
Barclays PLC, ADR	2.6
SVB Financial Group	2.5
TOTAL	31.6
As a percentage of net assets.
Cash and cash equivalents are not included.

6

How was the fund positioned at period end?

We remain positive on financial stocks, primarily as a result of their attractive valuations at a time when economic growth is improving. Banks in particular benefit from better growth because they typically see loan demand increase and credit costs decline (that is, they experience fewer losses on loans). In addition, continued economic improvement would allow the Fed to begin to raise interest rates, which is beneficial to many financial firms. We expect to maintain the fund's overweight to bank stocks, focusing on those institutions that will benefit from rising rates. Further, we continue to add exposure to European equities as those economies improve due to ECB actions and a weaker currency.

MANAGED BY

Susan A. Curry On the fund since 2004 Investing since 1993
Lisa A. Welch On the fund since 1998 Investing since 1986

COUNTRY COMPOSITION AS OF 4/30/15 (%)

United States	80.0
United Kingdom	6.8
Italy	4.3
Bermuda	2.2
Norway	1.8
Denmark	1.7
Guernsey, Channel Islands	1.3
Ireland	1.1
Sweden	0.7
France	0.1
Total	100.0
As a percentage of net assets.

The views expressed in this report are exclusively those of Lisa A. Welch, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	2.75	9.80	4.41	-1.82	59.57	53.91
Class B	2.29	9.82	4.36	-2.10	59.76	53.21
Class C	6.41	10.14	4.21	1.96	62.05	51.11
Class NAV[1,2]	8.68	11.47	5.47	3.53	72.14	70.27
Index 1†	11.88	10.27	0.58	2.20	63.04	6.00
Index 2†	12.98	14.33	8.32	4.40	95.31	122.39

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class NAV
Gross (%)	1.43	2.13	2.13	1.00
Net (%)	1.43	2.13	2.13	1.00

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-05	15,321	15,321	10,600	22,239
Class C3	4-30-05	15,111	15,111	10,600	22,239
Class NAV[1,2]	4-30-05	17,027	17,027	10,600	22,239

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class NAV shares were first offered on 7-12-13. Returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV shares.
3	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2014, with the same investment held until April 30, 2015.

	Account value on 11-1-2014	Ending value on 4-30-2015	Expenses paid during period ended 4-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,033.50	$6.25	1.24%
Class B	1,000.00	1,029.00	10.21	2.03%
Class C	1,000.00	1,029.60	9.81	1.95%
Class NAV	1,000.00	1,035.30	4.04	0.80%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2014, with the same investment held until April 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2014	Ending value on 4-30-2015	Expenses paid during period ended 4-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.60	$6.21	1.24%
Class B	1,000.00	1,014.70	10.14	2.03%
Class C	1,000.00	1,015.10	9.74	1.95%
Class NAV	1,000.00	1,020.80	4.01	0.80%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 4-30-15 (unaudited)
	Shares	Value
Common stocks 93.6%		$1,102,199,094
(Cost $893,087,345)
Financials 92.5%		1,089,134,932
Banks 52.3%
Ameris Bancorp	226,335	5,545,817
Bank of America Corp.	2,281,505	36,344,375
Bank of Ireland (I)	34,771,559	13,441,768
Bank of Marin Bancorp	44,460	2,241,673
Bankwell Financial Group, Inc. (I)	120,833	2,307,910
Barclays PLC, ADR	1,966,668	30,955,354
BB&T Corp.	335,822	12,858,624
Chemical Financial Corp.	167,285	5,169,107
CIT Group, Inc.	427,305	19,241,544
Citigroup, Inc.	912,342	48,646,075
Danske Bank A/S	725,709	20,581,596
East West Bancorp, Inc.	279,065	11,327,248
Flushing Financial Corp.	270,632	5,185,309
Glacier Bancorp, Inc.	645,370	16,999,046
Great Western Bancorp, Inc.	207,781	4,544,170
Green Bancorp, Inc. (I)	159,480	1,905,786
Independent Bank Corp. (MA)	3,348	139,679
Independent Bank Corp. (MI)	174,514	2,310,565
JPMorgan Chase & Co.	691,587	43,749,794
KeyCorp	415,589	6,005,261
M&T Bank Corp.	91,289	10,924,555
MB Financial, Inc.	135,404	4,079,723
Regions Financial Corp.	1,492,979	14,675,984
Royal Bank of Scotland Group PLC, ADR (I)	2,039,228	21,085,618
Sandy Spring Bancorp, Inc.	169,108	4,406,954
SpareBank 1 SR-Bank ASA (L)	1,887,004	13,994,788
State Bank Financial Corp.	110,223	2,205,562
Sun Bancorp, Inc. (I)	202,067	3,825,128
SunTrust Banks, Inc.	605,393	25,123,810
SVB Financial Group (I)	224,806	29,845,245
Swedbank AB, A Shares	354,634	8,246,189
Talmer Bancorp, Inc., Class A	1,206,447	18,555,155
The Community Financial Corp.	90,555	1,879,016
The PNC Financial Services Group, Inc.	264,018	24,218,371
TriCo Bancshares	183,879	4,288,058
U.S. Bancorp	1,002,976	42,997,581
UniCredit SpA	4,447,325	31,923,462
Union Bankshares Corp.	470,760	10,243,738

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	523,052	$28,820,165
Yadkin Financial Corp. (I)	318,813	6,274,240
Zions Bancorporation	677,827	19,206,228
Capital markets 20.7%
Altamir	52,996	674,756
American Capital, Ltd. (I)	2,102,900	31,732,761
Ameriprise Financial, Inc.	259,060	32,455,037
Apollo Investment Corp.	538,143	4,305,144
Azimut Holding SpA	648,952	19,048,495
Intermediate Capital Group PLC	1,127,231	9,104,244
Invesco, Ltd.	713,207	29,541,034
KKR & Company LP	1,026,665	23,110,229
Schroders PLC	389,916	19,339,174
State Street Corp.	166,338	12,827,987
The Blackstone Group LP	1,055,051	43,214,889
The Carlyle Group LP	597,034	18,024,456
Consumer finance 2.5%
Discover Financial Services	508,259	29,463,774
Diversified financial services 0.7%
Berkshire Hathaway, Inc., Class B (I)	60,652	8,564,669
Insurance 10.5%
American International Group, Inc.	481,948	27,128,853
Assured Guaranty, Ltd.	996,562	25,900,646
CNO Financial Group, Inc.	1,622,783	27,587,311
Gjensidige Forsikring ASA	431,335	7,503,770
Lincoln National Corp.	360,007	20,336,795
The Hartford Financial Services Group, Inc.	368,475	15,022,726
Real estate investment trusts 5.4%
DiamondRock Hospitality Company	426,956	5,789,523
Essex Property Trust, Inc.	42,344	9,398,251
FelCor Lodging Trust, Inc.	797,737	8,862,858
General Growth Properties, Inc.	229,038	6,275,641
Monogram Residential Trust, Inc.	719,006	6,787,417
Rexford Industrial Realty, Inc.	474,761	7,054,948
Simon Property Group, Inc.	106,938	19,408,178
Thrifts and mortgage finance 0.4%
HomeStreet, Inc. (I)	78,380	1,620,898
United Community Financial Corp.	506,530	2,730,197
Information technology 1.1%		13,064,162
IT services 1.1%
Visa, Inc., Class A	197,792	13,064,162

SEE NOTES TO FINANCIAL STATEMENTS13

			Shares	Value
Preferred securities 0.2%				$2,732,167
(Cost $2,731,250)
Financials 0.2%				2,732,167
Thrifts and mortgage finance 0.2%
Flagstar Bancorp, Inc., 9.000% (I)			2,500	2,732,167
	Rate (%)	Maturity date	Par value	Value
Corporate bonds 0.4%				$4,394,250
(Cost $4,340,000)
Financials 0.4%				4,394,250
Diversified financial services 0.4%
NewStar Financial, Inc. (S)	7.250	05-01-20	4,340,000	4,394,250
			Shares	Value
Investment companies 1.3%				$15,771,439
(Cost $6,186,653)
AP Alternative Assets LP (I)			432,674	15,771,439
Warrants 0.5%				$5,871,811
(Cost $4,624,794)
Financials 0.5%				5,871,811
Banks 0.5%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,027,125	759,045
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)			229,819	4,148,233
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)			38,397	964,533
		Yield (%)	Shares	Value
Securities lending collateral 1.1%				$13,316,497
(Cost $13,316,352)
John Hancock Collateral Trust (W)		0.1215(Y)	1,330,958	13,316,497
			Par value	Value
Short-term investments 4.9%				$57,201,000
(Cost $57,201,000)
Repurchase agreement 4.9%				57,201,000
Barclays Tri-Party Repurchase Agreement dated 4-30-15 at 0.080% to be repurchased at $55,815,124 on 5-1-15, collateralized by $40,599,300 U.S. Treasury Inflation Indexed Bonds, 1.750%-2.375% due 1-15-25 to 1-15-28 (valued at $56,931,478, including interest)			55,815,000	55,815,000
Repurchase Agreement with State Street Corp. dated 4-30-15 at 0.000% to be repurchased at $1,386,000 on 5-1-15, collateralized by $1,415,000 Federal National Mortgage Association, 1.670% due 2-10-20 (valued at $1,418,534, including interest)			1,386,000	1,386,000
Total investments (Cost $981,487,394)† 102.0%				$1,201,486,258
Other assets and liabilities, net (2.0%)				($23,501,841)
Total net assets 100.0%				$1,177,984,417

14SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-15.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-15.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $984,325,276. Net unrealized appreciation aggregated $217,160,982, of which $227,441,563 related to appreciated investment securities and $10,280,581 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $968,171,042) including $12,620,901 of securities loaned	$1,188,169,761
Investments in affiliated issuers, at value (Cost $13,316,352)	13,316,497
Total investments, at value (Cost $981,487,394)	1,201,486,258
Cash	106
Foreign currency, at value (Cost $29)	30
Receivable for investments sold	7,029,835
Receivable for fund shares sold	394,952
Receivable for forward foreign currency exchange contracts	350,041
Dividends and interest receivable	2,552,541
Receivable for securities lending income	78,619
Other receivables and prepaid expenses	38,709
Total assets	1,211,931,091
Liabilities
Payable for investments purchased	18,933,552
Payable for forward foreign currency exchange contracts	795,955
Payable for fund shares repurchased	451,429
Payable upon return of securities loaned	13,316,352
Payable to affiliates
Accounting and legal services fees	2,025
Transfer agent fees	76,990
Distribution and service fees	225,032
Trustees' fees	541
Other liabilities and accrued expenses	144,798
Total liabilities	33,946,674
Net assets	$1,177,984,417
Net assets consist of
Paid-in capital	$976,464,057
Undistributed net investment income	6,780,222
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,778,364)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	219,518,502
Net assets	$1,177,984,417

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($326,244,095 ÷ 18,373,085 shares)[1]	$17.76
Class B ($9,441,802 ÷ 577,828 shares)[1]	$16.34
Class C ($37,293,873 ÷ 2,278,230 shares)[1]	$16.37
Class NAV ($805,004,647 ÷ 45,373,834 shares)	$17.74
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.69

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF OPERATIONS   For the six months ended 4-30-15 (unaudited)

Investment income
Dividends	$14,369,335
Securities lending	139,235
Interest	19,646
Less foreign taxes withheld	(436,764)
Total investment income	14,091,452
Expenses
Investment management fees	4,295,837
Distribution and service fees	713,705
Accounting and legal services fees	75,864
Transfer agent fees	219,911
Trustees' fees	10,884
State registration fees	24,865
Printing and postage	42,437
Professional fees	43,770
Custodian fees	85,022
Registration and filing fees	13,077
Other	10,828
Total expenses	5,536,200
Less expense reductions	(43,442)
Net expenses	5,492,758
Net investment income	8,598,694
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	14,900,681
Investments in affiliated issuers	(221)
14,900,460
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	15,070,954
Investments in affiliated issuers	145
15,071,099
Net realized and unrealized gain	29,971,559
Increase in net assets from operations	$38,570,253

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-15	Year ended 10-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$8,598,694	$10,928,267
Net realized gain	14,900,460	19,547,765
Change in net unrealized appreciation (depreciation)	15,071,099	63,447,898
Increase in net assets resulting from operations	38,570,253	93,923,930
Distributions to shareholders
From net investment income
Class A	(1,737,719)	(1,048,927)
Class NAV	(7,144,656)	(3,747,263)
Total distributions	(8,882,375)	(4,796,190)
From fund share transactions	47,074,848	176,118,760
Total increase	76,762,726	265,246,500
Net assets
Beginning of period	1,101,221,691	835,975,191
End of period	$1,177,984,417	$1,101,221,691
Undistributed net investment income	$6,780,222	$7,063,903

SEE NOTES TO FINANCIAL STATEMENTS19

Financial highlights

Class A Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$17.28		$15.64	$11.82	$9.26	$9.79	$9.24
Net investment income (loss)[2]	0.11		0.16	0.11	0.06	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	0.46		1.53	3.75	2.62	(0.58)	0.61
Total from investment operations	0.57		1.69	3.86	2.68	(0.52)	0.59
Less distributions
From net investment income	(0.09)		(0.05)	(0.04)	(0.12)	(0.01)	(0.04)
Net asset value, end of period	$17.76		$17.28	$15.64	$11.82	$9.26	$9.79
Total return (%)[3,4]	3.35	[5]	10.84	32.71	29.38	(5.28)	6.39
Ratios and supplemental data
Net assets, end of period (in millions)	$326		$322	$322	$244	$207	$262
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[6]	1.29	1.35	1.42	1.40	1.49
Expenses including reductions	1.24	[6]	1.29	1.35	1.42	1.40	1.49
Net investment income (loss)	1.24	[6]	0.93	0.78	0.56	0.60	(0.23)
Portfolio turnover (%)	10		21	18	28	50	41

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Class B Shares Period ended	4-30-15	[1]	10-31-14	10-31-13		10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$15.88		$14.44	$10.97		$8.58	$9.12	$8.64
Net investment income (loss)[2]	0.03		0.02	—	[3]	(0.01)	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	0.43		1.42	3.47		2.45	(0.53)	0.56
Total from investment operations	0.46		1.44	3.47		2.44	(0.54)	0.48
Less distributions
From net investment income	—		—	—		(0.05)	—	—
Net asset value, end of period	$16.34		$15.88	$14.44		$10.97	$8.58	$9.12
Total return (%)[4,5]	2.90	[6]	9.97	31.63		28.60	(5.92)	5.56
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$10	$12		$12	$11	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04	[7]	2.11	2.11		2.12	2.10	2.19
Expenses including reductions	2.03	[7]	2.10	2.10		2.12	2.10	2.19
Net investment income (loss)	0.44	[7]	0.11	0.04		(0.14)	(0.09)	(0.91)
Portfolio turnover (%)	10		21	18		28	50	41

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Class C Shares Period ended	4-30-15	[1]	10-31-14	10-31-13		10-31-12	10-31-11	10-31-10
Per share operating performance
Net asset value, beginning of period	$15.90		$14.45	$10.97		$8.58	$9.13	$8.64
Net investment income (loss)[2]	0.04		0.03	—	[3]	(0.01)	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	0.43		1.42	3.48		2.45	(0.54)	0.58
Total from investment operations	0.47		1.45	3.48		2.44	(0.55)	0.49
Less distributions
From net investment income	—		—	—		(0.05)	—	—
Net asset value, end of period	$16.37		$15.90	$14.45		$10.97	$8.58	$9.13
Total return (%)[4,5]	2.96	[6]	10.03	31.72		28.60	(6.02)	5.67
Ratios and supplemental data
Net assets, end of period (in millions)	$37		$37	$33		$15	$10	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96	[7]	2.02	2.08		2.12	2.10	2.19
Expenses including reductions	1.95	[7]	2.01	2.07		2.12	2.10	2.19
Net investment income (loss)	0.52	[7]	0.21	0.03		(0.15)	(0.10)	(0.93)
Portfolio turnover (%)	10		21	18		28	50	41

1	Six months ended 4-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	4-30-15	[1]	10-31-14	10-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$17.31		$15.66	$14.79
Net investment income[3]	0.15		0.23	0.04
Net realized and unrealized gain on investments	0.45		1.54	0.83
Total from investment operations	0.60		1.77	0.87
Less distributions
From net investment income	(0.17)		(0.12)	—
Net asset value, end of period	$17.74		$17.31	$15.66
Total return (%)[4]	3.53	[5]	11.40	5.88	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$805		$732	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[6]	0.83	0.85	[6]
Expenses including reductions	0.80	[6]	0.82	0.84	[6]
Net investment income	1.70	[6]	1.36	0.84	[6]
Portfolio turnover (%)	10		21	18	[7]

1	Six months ended 4-30-15. Unaudited.
2	The inception date for Class NAV shares is 7-12-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 11-1-12 to 10-31-13.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

24

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$616,320,271	$522,586,651	$93,733,620	—
Capital markets	243,378,206	195,211,537	48,166,669	—
Consumer finance	29,463,774	29,463,774	—	—
Diversified financial services	8,564,669	8,564,669	—	—
Insurance	123,480,101	115,976,331	7,503,770	—
Real estate investment trusts	63,576,816	63,576,816	—	—
Thrifts and mortgage finance	4,351,095	4,351,095	—	—
IT services	13,064,162	13,064,162	—	—
Preferred securities	2,732,167	—	2,732,167	—
Corporate bonds	4,394,250	—	4,394,250	—
Investment companies	15,771,439	—	15,771,439	—
Warrants	5,871,811	5,871,811	—	—
Securities lending collateral	13,316,497	13,316,497	—	—
Short-term investments	57,201,000	—	57,201,000	—
Total investments in securities	$1,201,486,258	$971,983,343	$229,502,915	—
Other financial instruments:
Forward foreign currency contracts	($445,914)	—	($445,914)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign

25

markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

26

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2015 were $428. For six months ended April 30, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through February 28, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2014, the fund had a capital loss carryforward of $36,376,812 available to offset future net realized capital gains. The carryforward expires on October 31, 2017.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the

27

counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in foreign currency exchange rates. During the six months ended April 30, 2015, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $28.0 million to $42.3 million, as measured at each quarter end. The following table summarizes the contracts held at April 30, 2015:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	29,146,712	EUR	25,643,773	Deutsche Bank AG London	5/12/2015	$350,041	—	$350,041
USD	13,128,624	EUR	12,400,000	State Street Bank and Trust Company	5/12/2015	—	($795,955)	(795,955)
						$350,041	($795,955)	($445,914)

Currency abbreviations
EUR	Euro
USD	United States Dollar

28

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$350,041	($795,955)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and foreign currency transactions*
Foreign exchange contracts	Net realized gain (loss)	$3,373,370

* Realized gain/loss associated with forward foreign currency contracts is included in this caption of the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2015:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies*
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	($815,613)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $250 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); (b) 0.775% of the next $250 million of the fund's aggregate average daily net assets; (c) 0.750% of the next $500 million of the fund's aggregate average daily net assets; and (d) 0.725% of the fund's aggregate average daily net assets in excess of $1 billion.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

29

The Advisor has voluntarily agreed to reduce its management fee, or if necessary, make payment to the Class B shares in an amount equal to the amount by which expenses of the class exceed 2.15% of average annual net assets, on an annualized basis. Expenses include all fund-level and class-specific operating expenses, excluding taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Prior to to March 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares including Rule 12b-1 fees, transfer agency fees and service fees, bluesky fees, and printing and postage, as applicable, to the extent they exceeded 1.30% of average annual net assets.

Additionally, prior to March 1, 2015, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class C shares in an amount equal to the amount by which expenses of the share class exceeded 2.15% of average annual net assets, on an annualized basis.

For the six months ended April 30, 2015, these expense reductions amounted to the following:

Class	Expense reduction
Class A	$12,307
Class B	498
Class C	1,522
Class NAV	29,115
Total	$43,442

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2015 were equivalent to a net annual effective rate of 0.75% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 Fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $121,759 for the six months ended April 30, 2015. Of this amount, $19,288 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $93,655 was paid as sales commissions to broker-dealers and $8,816 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

30

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2015, CDSCs received by the Distributor amounted to $773, $5,787, and $5,577 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$481,106	$192,067	$5,590	$26,444
Class B	48,939	5,844	4,979	525
Class C	183,660	22,000	4,692	2,120
Total	$713,705	$219,911	$15,261	$29,089

Effective March 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period March 1, 2015 to April 30, 2015, state registration and printing and postage amounted to $9,604 and $13,348, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2015 and for the year ended October 31, 2014 were as follows:

		Six months ended 4-30-15		Year ended 10-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,246,732	$21,749,047	2,351,678	$39,333,076
Distributions reinvested	87,817	1,467,422	56,141	902,181
Repurchased	(1,586,867)	(27,430,496)	(4,400,636)	(73,244,065)
Net decrease	(252,318)	($4,214,027)	(1,992,817)	($33,008,808)

31

		Six months ended 4-30-15		Year ended 10-31-14
	Shares	Amount	Shares	Amount
Class B shares
Sold	18,799	$296,619	14,955	$231,277
Repurchased	(88,565)	(1,415,831)	(204,598)	(3,136,651)
Net decrease	(69,766)	($1,119,212)	(189,643)	($2,905,374)
Class C shares
Sold	223,149	$3,581,621	736,982	$11,395,000
Repurchased	(268,977)	(4,270,741)	(669,746)	(10,367,380)
Net increase (decrease)	(45,828)	($689,120)	67,236	$1,027,620
Class NAV shares
Sold	2,908,640	$50,344,890	14,316,399	$244,520,114
Distributions reinvested	428,594	7,144,656	233,766	3,747,263
Repurchased	(250,308)	(4,392,339)	(2,204,492)	(37,262,055)
Net increase	3,086,926	$53,097,207	12,345,673	$211,005,322
Total net increase	2,719,014	$47,074,848	10,230,449	$176,118,760

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $137,530,595 and $107,376,657, respectively, for the six months ended April 30, 2015.

Note 8 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2015, funds within the John Hancock group of funds complex held 68.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	24.4%
John Hancock Funds II Lifestyle Balanced Portfolio	21.5%
John Hancock Funds II Lifestyle Aggressive Portfolio	9.2%

32

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

33

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

INCOME FUNDS (continued)

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF230732	70SA 4/15 6/15

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)

Not applicable.

(b)    Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached.  The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date:   June 17, 2015

By:

/s/ Charles A. Rizzo

______________________________

Charles A. Rizzo

Chief Financial Officer

Date:    June 17, 2015